Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
Communication Services - 5.0%
3,058 Comcast Corp, Class A $ 114,736
304 Fox Corp, Class B 9,393
806 Interpublic Group of Cos Inc 24,075
1,885 Lumen Technologies Inc 20,528
427 Omnicom Group Inc 29,822
1,246 Paramount Global, Class B 29,468
1,616 Sirius XM Holdings Inc 10,795
2,681 Verizon Communications Inc 123,835
Total Communication Services 362,652
Consumer Discretionary - 7.2%
444 Best Buy Co Inc 34,184
270 Hasbro Inc 21,254
525 Home Depot Inc 157,993
561 LKQ Corp 30,765
612 Lowe's Cos Inc 117,216
680 Target Corp 111,098
83 Vail Resorts Inc 19,682
677 VF Corp 30,248
Total Consumer Discretionary 522,440
Consumer Staples - 10.3%
1,156 Archer-Daniels-Midland Co 95,682
289 Bunge Ltd 26,683
252 Clorox Co 35,744
2,334 Coca-Cola Co 149,773
1,606 Keurig Dr Pepper Inc 62,216
1,432 Kroger Co 66,502
511 McCormick & Co Inc/MD 44,636
674 PepsiCo Inc 117,923
1,121 Procter & Gamble Co 155,718
Total Consumer Staples 754,877
Energy - 1.5%
1,954 Baker Hughes Co 50,198
920 ONEOK Inc 54,961
Total Energy 105,159
Financials - 19.0%
1,564 Bank of New York Mellon Corp 67,971
182 BlackRock Inc 121,791
60 Chubb Ltd 11,319
2,198 Citigroup Inc 114,076
391 Citizens Financial Group Inc 14,846
584 Discover Financial Services 58,984
797 Equitable Holdings Inc 22,659
359 Goldman Sachs Group Inc 119,687
2,941 Huntington Bancshares Inc/OH 39,086
1,045 Intercontinental Exchange Inc 106,580
707 Invesco Ltd 12,542
1,361 JPMorgan Chase & Co 157,005
1,393 Morgan Stanley 117,430
404 Northern Trust Corp 40,311
769 Prudential Financial Inc 76,892

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Financials (continued)
1,918 Regions Financial Corp $ 40,623
751 State Street Corp 53,351
1,067 Synchrony Financial 35,723
467 T Rowe Price Group Inc 57,660
2,207 Truist Financial Corp 111,388
Total Financials 1,379,924
Health Care - 12.1%
479 Amgen Inc 118,538
1,035 Baxter International Inc 60,713
1,626 Bristol-Myers Squibb Co 119,966
568 Cardinal Health Inc 33,830
413 Cigna Corp 113,724
1,226 CVS Health Corp 117,304
1,671 Gilead Sciences Inc 99,842
1,487 Merck & Co Inc 132,849
245 Quest Diagnostics Inc 33,459
709 Royalty Pharma PLC, Class A 30,834
2,485 Viatris Inc 24,080
Total Health Care 885,139
Industrials - 13.4%
269 A O Smith Corp 17,020
1,751 Carrier Global Corp 70,968
542 Caterpillar Inc 107,451
264 CH Robinson Worldwide Inc 29,225
292 Cummins Inc 64,623
295 Dover Corp 39,436
739 Eaton Corp PLC 109,660
1,178 Fastenal Co 60,502
275 Fortune Brands Home & Security Inc 19,162
1,447 Johnson Controls International plc 78,008
69 Lennox International Inc 16,527
203 Owens Corning 18,826
338 Pentair PLC 16,525
227 Robert Half International Inc 17,965
238 Rockwell Automation Inc 60,757
109 Snap-on Inc 24,421
478 Trane Technologies PLC 70,261
683 United Parcel Service Inc, Class B 133,110
368 Xylem Inc/NY 33,867
Total Industrials 988,314
Information Technology - 13.0%
517 Automatic Data Processing Inc 124,659
2,993 Cisco Systems Inc 135,793
2,663 Hewlett Packard Enterprise Co 37,921
2,159 HP Inc 72,089
2,958 Intel Corp 107,405
872 International Business Machines Corp 114,049
346 Motorola Solutions Inc 82,552
1,194 NortonLifeLock Inc 29,289
538 NXP Semiconductors NV 98,927
722 Texas Instruments Inc 129,159
805 Western Union Co 13,701
Total Information Technology 945,544

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Materials - 4.5%
3,098 Amcor PLC $ 40,119
525 International Flavors & Fragrances Inc 65,126
741 International Paper Co 31,693
1,513 Newmont Corp 68,509
484 PPG Industries Inc 62,577
392 Steel Dynamics Inc 30,529
539 Westrock Co 22,832
Total Materials 321,385
Real Estate - 7.4%
477 American Tower Corp 129,186
236 Boston Properties Inc 21,514
160 Equinix Inc 112,598
592 Iron Mountain Inc 28,706
899 Prologis Inc 119,172
815 Ventas Inc 43,831
916 Welltower Inc 79,087
Total Real Estate 534,094
Utilities - 6.4%
373 American Water Works Co Inc 57,979
277 Atmos Energy Corp 33,625
725 Consolidated Edison Inc 71,971
492 Essential Utilities Inc 25,555
710 Eversource Energy 62,636
2,003 Exelon Corp 93,120
617 Sempra Energy 102,298
430 UGI Corp 18,559
Total Utilities 465,743
Total Long-Term Investments (cost $7,526,600) 7,265,271
Other Assets Less Liabilities - 0.2% 17,702
Net Assets - 100% $ 7,282,973

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 7,265,271 $ – $ – $ 7,265,271
Total
$ 7,265,271 $ – $ – $ 7,265,271
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
Communication Services - 10.6%
35,715 Baidu Inc, Class A (2) $ 602,840
62,652 Bharti Airtel Ltd (2) 535,885
59,782 Converge Information and Communications Technology
Solutions Inc (2)
20,603
73,494 Emirates Telecommunications Group Co PJSC 558,251
876 HYBE Co Ltd (2) 118,342
773 Info Edge India Ltd 42,291
33,296 Kakao Corp 1,917,128
68,071 MTN Group Ltd 568,328
111,548 NetEase Inc 2,056,204
6,449 SK Telecom Co Ltd 266,081
93,726 Telefonica Brasil SA 804,182
8,428,112 Telkom Indonesia Persero Tbk PT 2,403,567
191,376 Tencent Holdings Ltd 7,479,606
Total Communication Services 17,373,308
Consumer Discretionary - 14.8%
499,683 Alibaba Group Holding Ltd (2) 5,926,252
65,050 Allegro.eu SA, 144A (2) 351,214
5,342 Americanas SA 14,388
22,529 BYD Co Ltd, Class A 1,068,800
57,815 BYD Co Ltd 2,103,462
13,912 Coway Co Ltd 686,444
23,989 Eicher Motors Ltd 936,255
460 FF Group (2),(3) 563
25,519 Hero MotoCorp Ltd 907,301
55,706 JD Health International Inc, 144A (2) 422,236
26,701 LG Electronics Inc 1,940,246
49,876 Li Auto Inc, ADR (2) 1,637,928
80,370 Mahindra & Mahindra Ltd 1,180,739
156,365 Meituan, Class B, 144A (2) 3,511,784
4,944 Naspers Ltd 699,316
10,772 Pop Mart International Group Ltd, 144A 24,700
84,919 Tongcheng Travel Holdings Ltd (2) 162,268
6,814 Vipshop Holdings Ltd, ADR (2) 62,416
11,124 XPeng Inc, ADR (2) 271,759
38,552 Yum China Holdings Inc 1,877,868
363,869 Zomato Ltd (2) 214,847
Total Consumer Discretionary 24,000,786
Consumer Staples - 7.2%
62,823 Almarai Co JSC 873,099
43,610 Arca Continental SAB de CV 301,857
40,695 Atacadao SA 145,852
1,934 BGF retail Co Ltd 269,459
1,220 Britannia Industries Ltd 60,035
355,626 Cencosud SA 485,581
116,164 China Mengniu Dairy Co Ltd 538,653
1,243 CJ CheilJedang Corp 374,594
130,788 Coca-Cola Femsa SAB de CV 790,875
108,646 CP ALL PCL 179,306
300,573 Fomento Economico Mexicano SAB de CV 1,867,759
79,300 Hindustan Unilever Ltd 2,638,690
5,139 Kuala Lumpur Kepong Bhd 25,311
513 LG H&H Co Ltd 149,465

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Consumer Staples (continued)
129,117 Marico Ltd $ 845,454
3,985 Nestle India Ltd 973,313
65,918 Savola Group 581,784
716,937 Want Want China Holdings Ltd 582,690
Total Consumer Staples 11,683,777
Energy - 3.6%
440,635 China Suntien Green Energy Corp Ltd 216,110
263,085 Cosan SA 944,931
916,327 Dialog Group Bhd 455,023
11,803 HD Hyundai Co Ltd 516,966
68,651 Offshore Oil Engineering Co Ltd, Class A 42,902
74,168 Petronas Dagangan Bhd 373,298
122,382 Qatar Fuel QSC 598,510
607,760 Qatar Gas Transport Co Ltd 680,898
11,313 S-Oil Corp 799,425
286,274 Thai Oil PCL (4) 398,575
31,258 Turkiye Petrol Rafinerileri AS (2) 468,264
113,582 Ultrapar Participacoes SA 277,288
14,268 Yantai Jereh Oilfield Services Group Co Ltd, Class A 75,642
Total Energy 5,847,832
Financials - 20.6%
443,334 Alpha Services and Holdings SA (2) 391,019
272,034 Axis Bank Ltd 2,487,428
211,481 B3 SA - Brasil Bolsa Balcao 451,193
71,251 Banco Bradesco SA 198,344
327,925 Banco Bradesco SA 1,099,592
208,887 Banco do Brasil SA 1,445,478
162,062 Bandhan Bank Ltd, 144A (2) 564,734
918,502 Bank Central Asia Tbk PT 455,149
8,998 Bank Polska Kasa Opieki SA 142,048
716,447 Cathay Financial Holding Co Ltd 1,088,752
117,451 China Construction Bank Corp, Class A 96,879
5,239,926 China Construction Bank Corp 3,344,250
229,672 China Merchants Bank Co Ltd 1,240,537
105,900 China Merchants Bank Co Ltd, Class A 549,981
2,577 Credicorp Ltd 333,464
450,049 First Abu Dhabi Bank PJSC 2,379,481
313,781 FirstRand Ltd 1,234,639
626,921 Fubon Financial Holding Co Ltd 1,174,652
22,787 Hana Financial Group Inc 652,511
83,396 Huatai Securities Co Ltd, Class A 163,759
3,708 ICICI Prudential Life Insurance Co Ltd, 144A 25,899
152,877 Itau Unibanco Holding SA (2) 694,675
27,524 KB Financial Group Inc 1,026,509
34,100 Kotak Mahindra Bank Ltd 778,854
873,007 Malayan Banking Bhd 1,737,971
58,540 Moneta Money Bank AS, 144A 194,481
14,367 Nedbank Group Ltd 187,054
723,338 Old Mutual Ltd 492,374
10,082 OTP Bank Nyrt 206,825
25,325 Piramal Enterprises Ltd 565,554
1,419,769 Postal Savings Bank of China Co Ltd, 144A 938,687
401,700 Postal Savings Bank of China Co Ltd, Class A 278,991
568,541 Public Bank Bhd 592,749
301,215 Qatar National Bank QPSC 1,663,330
7,719 Samsung Fire & Marine Insurance Co Ltd 1,173,507
16,557 Samsung Life Insurance Co Ltd 773,620
57,910 Shinhan Financial Group Co Ltd 1,591,399
70,302 Standard Bank Group Ltd 675,151

Shares Description (1) Value
Financials (continued)
54,772 Woori Financial Group Inc $ 501,722
Total Financials 33,593,242
Health Care - 3.0%
364,350 3SBio Inc, 144A 242,284
4,300 Asymchem Laboratories Tianjin Co Ltd, Class A 105,004
14,400 China Resources Sanjiu Medical & Pharmaceutical Co Ltd,
Class A (2)
77,237
169,688 CSPC Pharmaceutical Group Ltd 185,686
22,046 Dr Sulaiman Al Habib Medical Services Group Co 1,209,126
55,547 Genscript Biotech Corp (2) 200,963
20,763 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd,
Class A
88,614
3,706 Hangzhou Tigermed Consulting Co Ltd, 144A 38,406
1,592,685 Kalbe Farma Tbk PT 173,953
3,100 Pharmaron Beijing Co Ltd, Class A 35,573
24,476 Pharmaron Beijing Co Ltd, 144A 199,396
18,968 Shanghai Fosun Pharmaceutical Group Co Ltd, Class A 123,311
13,971 Shanghai Fosun Pharmaceutical Group Co Ltd 50,545
40,900 Shanghai Pharmaceuticals Holding Co Ltd, Class A 104,055
118,139 Shanghai Pharmaceuticals Holding Co Ltd 177,888
1,205 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 51,660
22,262 WuXi AppTec Co Ltd, Class A 307,912
44,302 WuXi AppTec Co Ltd, 144A 536,146
103,340 Wuxi Biologics Cayman Inc, 144A (2) 981,413
27,008 Yunnan Baiyao Group Co Ltd, Class A 220,614
Total Health Care 5,109,786
Industrials - 5.1%
619,491 Airports of Thailand PCL (4) 1,182,267
60,920 Aselsan Elektronik Sanayi Ve Ticaret AS 75,485
13,000 China Baoan Group Co Ltd, Class A 27,395
11,303 China Conch Venture Holdings Ltd 21,944
1,131 CJ Corp 69,474
20,917 Contemporary Amperex Technology Co Ltd, Class A 1,575,404
95,442 Evergreen Marine Corp Taiwan Ltd 304,422
43,825 Grupo Aeroportuario del Pacifico SAB de CV, Class B 593,969
1,485 Grupo Aeroportuario del Sureste SAB de CV, Class B 27,953
8,150 Havells India Ltd 128,464
18,180 HMM Co Ltd 347,759
4,692 Hyundai Glovis Co Ltd 657,335
48,900 Jiangsu Zhongtian Technology Co Ltd, Class A (2) 166,553
24,900 Keda Industrial Group Co Ltd 74,116
19,118 LG Corp 1,193,495
20,000 Ming Yang Smart Energy Group Ltd, Class A 88,556
29,246 Samsung Engineering Co Ltd (2) 441,245
73,654 SF Holding Co Ltd, Class A 543,614
31,700 Shenzhen Inovance Technology Co Ltd, Class A 310,390
5,093 Siemens Ltd 173,555
5,695 Wan Hai Lines Ltd 20,352
4,957 WEG SA 26,740
14,000 Xinjiang Goldwind Science & Technology Co Ltd, Class A 30,932
3,700 Youngy Co Ltd, Class A (2) 71,668
338,881 Zhejiang Expressway Co Ltd 272,835
Total Industrials 8,425,922
Information Technology - 18.6%
183,071 AAC Technologies Holdings Inc 354,019
162,720 Asustek Computer Inc 1,529,865
816,074 AU Optronics Corp 363,869

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Information Technology (continued)
263,103 Delta Electronics Inc $ 2,267,144
55,884 Delta Electronics Thailand PCL (4) 719,615
2,341 HCL Technologies Ltd 28,011
118,779 Infosys Ltd 2,322,343
1,206,086 Lenovo Group Ltd 1,166,154
58,482 LG Display Co Ltd 688,765
74,532 MediaTek Inc 1,700,189
2,216 Samsung SDS Co Ltd 231,989
161,247 Sunny Optical Technology Group Co Ltd 2,179,430
737,031 Taiwan Semiconductor Manufacturing Co Ltd (2) 12,529,601
59,444 Tata Consultancy Services Ltd 2,476,344
1,316,706 United Microelectronics Corp 1,765,664
Total Information Technology 30,323,002
Materials - 9.5%
2,451 Anglo American Platinum Ltd 187,015
36,688 Asian Paints Ltd 1,543,107
33,300 Chengtun Mining Group Co Ltd, Class A 38,809
13,400 Chengxin Lithium Group Co Ltd, Class A 112,513
61,181 China Jushi Co Ltd, Class A 135,449
355,273 China Steel Corp 328,682
764,331 CMOC Group Ltd 374,868
262,607 CMOC Group Ltd, Class A 209,610
79,165 Empresas CMPC SA 134,437
39,542 Ganfeng Lithium Co Ltd, 144A 357,394
24,292 Ganfeng Lithium Co Ltd, Class A 320,557
288,111 Gerdau SA 1,355,738
53,479 Gold Fields Ltd 494,394
65,969 Grasim Industries Ltd 1,309,205
39,696 Impala Platinum Holdings Ltd 439,745
15,578 KGHM Polska Miedz SA 387,867
115,009 Klabin SA 440,959
2,132 Korea Zinc Co Ltd 783,642
16,187 Kumba Iron Ore Ltd 478,583
3,126 Lotte Chemical Corp 424,709
924,229 Merdeka Copper Gold Tbk PT (2) 252,983
465,731 Nan Ya Plastics Corp 1,046,849
238 POSCO Chemical Co Ltd 24,091
53,797 SABIC Agri-Nutrients Co 1,904,952
43,904 Shandong Nanshan Aluminum Co Ltd, Class A 22,756
4,330 Shanghai Putailai New Energy Technology Co Ltd, Class A 45,424
89,052 Siam Cement PCL (4) 902,374
16,100 Sichuan Yahua Industrial Group Co Ltd, Class A 69,499
94,800 Sinopec Shanghai Petrochemical Co Ltd, Class A 42,958
1,062 SK Chemicals Co Ltd 85,836
56,370 Tianshan Aluminum Group Co Ltd, Class A 60,854
45,900 Transfar Zhilian Co Ltd, Class A 38,880
30,900 Western Mining Co Ltd, Class A 51,387
13,100 Yunnan Energy New Material Co Ltd, Class A 415,108
24,000 Yunnan Tin Co Ltd, Class A 53,347
24,002 Zhejiang Huayou Cobalt Co Ltd, Class A 299,883
12,699 Zhejiang Yongtai Technology Co Ltd, Class A 57,752
Total Materials 15,232,216
Real Estate - 1.8%
222,241 China Resources Land Ltd 927,196
6,634 China Resources Mixc Lifestyle Services Ltd, 144A 28,142
203,137 China Vanke Co Ltd 386,612
146,962 China Vanke Co Ltd, Class A 374,543
130,927 Hopson Development Holdings Ltd (5) 173,126

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Shares Description (1) Value
Real Estate (continued)
1,583,337 SM Prime Holdings Inc $ 1,051,154
Total Real Estate 2,940,773
Utilities - 4.4%
4,800 ACEN Corp 729
28,593 Adani Green Energy Ltd (2) 784,509
13,001 Adani Total Gas Ltd 512,946
227,858 China Resources Gas Group Ltd 956,435
45,406 Cia Energetica de Minas Gerais 98,184
1,829,578 Enel Americas SA 185,078
157,426 ENN Energy Holdings Ltd 2,564,974
105,113 Interconexion Electrica SA ESP 503,330
57,100 Jiangsu Eastern Shenghong Co Ltd, Class A 166,748
55,685 Manila Electric Co 343,423
375,060 Power Grid Corp of India Ltd 1,012,400
Total Utilities 7,128,756
Total Common Stocks (cost $174,503,006) 161,659,400
Principal
Amount (000) Description (1) Coupon Maturity Ratings (6) Value
CORPORATE BONDS - 0.0%
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 N/R 307
25 Total Corporate Bonds (cost $0) 307
Total Long-Term Investments (cost $174,503,006) 161,659,707
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
MONEY MARKET FUNDS - 0.1%
125,416 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
2.300%(8) $ 125,416
Total Investments Purchased with Collateral from Securities Lending (cost $125,416) 125,416
Total Investments (cost $ 174,628,422 ) - 99 .3% 161,785,123
Other Assets Less Liabilities - 0.7% 1,096,771
Net Assets - 100% $ 162,881,894

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 158,456,006 $ 3,202,831 $ 563 $ 161,659,400
Corporate Bonds – 307 – 307
Investments Purchased with Collateral from
Securities Lending 125,416 – – 125,416
Total
$ 158,581,422 $ 3,203,138 $ 563 $ 161,785,123
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4) For fair value measurement disclosure purposes, investment classified as Level 2.
(5) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $118,819.
(6) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
Communication Services - 6.4%
1,144,296 BT Group PLC $ 2,253,055
720,545 HKT Trust & HKT Ltd 1,009,694
114,000 KDDI Corp 3,660,965
9,429 Nintendo Co Ltd 4,212,537
1,441 Publicis Groupe SA 76,257
75,502 SoftBank Corp 869,135
133,523 Telenor ASA 1,615,949
1,444,886 Vodafone Group PLC 2,124,004
126,213 WPP PLC 1,357,416
161,547 Z Holdings Corp 567,016
Total Communication Services 17,746,028
Consumer Discretionary - 11.9%
10,994 Bayerische Motoren Werke AG 828,421
39,314 Bayerische Motoren Werke AG 3,186,077
35,401 Cie Financiere Richemont SA 4,235,556
21,005 EssilorLuxottica SA 3,265,136
209,690 Grab Holdings Ltd, Class A (2) 618,585
21,021 Honda Motor Co Ltd 532,878
50,801 Industria de Diseno Textil SA 1,227,124
60,395 Mercedes-Benz Group AG 3,523,708
27,059 Oriental Land Co Ltd/Japan 4,079,602
56,370 Panasonic Holdings Corp 461,420
8,047 Prosus NV 521,928
62,717 Sony Group Corp 5,488,031
4,758 Valeo 101,348
119,183 Wesfarmers Ltd 3,878,025
53,894 Yamaha Motor Co Ltd 1,031,507
Total Consumer Discretionary 32,979,346
Consumer Staples - 12.4%
77,062 Ajinomoto Co Inc 2,016,931
14,284 Associated British Foods PLC 290,631
39,126 Coca-Cola Europacific Partners PLC (2) 2,117,499
28,612 Coca-Cola HBC AG 700,537
72,734 Danone SA 3,990,723
257,125 Haleon PLC (2) 913,029
333,273 J Sainsbury PLC 896,287
36,940 Koninklijke Ahold Delhaize NV 1,012,647
12,770 L'Oreal SA 4,793,004
79,293 Mowi ASA 1,822,488
83,504 Nestle SA 10,209,162
143,360 Orkla ASA 1,234,668
5,813 Reckitt Benckiser Group PLC 470,127
76,061 Unilever PLC 3,705,585
Total Consumer Staples 34,173,318
Energy - 1.9%
45,510 Ampol Ltd 1,063,856
80,914 Neste Oyj 4,131,798
Total Energy 5,195,654

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
July 31, 2022

Shares Description (1) Value
Financials - 17.3%
48,172 Aegon NV $ 210,424
153,854 AIA Group Ltd 1,548,359
24,557 Allianz SE 4,440,012
6,181 Australia & New Zealand Banking Group Ltd (2),(3) 98,770
92,736 Australia & New Zealand Banking Group Ltd 1,481,886
178,717 AXA SA 4,091,036
574,060 Banco Bilbao Vizcaya Argentaria SA 2,585,448
243,155 Bank Hapoalim BM 2,222,170
466,740 Barclays PLC 892,744
233,596 BOC Hong Kong Holdings Ltd 843,635
3,919 Erste Group Bank AG 98,701
38,024 Gjensidige Forsikring ASA 792,142
76,488 Hang Seng Bank Ltd 1,232,593
318,796 HSBC Holdings PLC 1,992,862
1,957,382 Intesa Sanpaolo SpA 3,450,017
1 Isracard Ltd 3
119,098 Legal & General Group PLC 378,268
4,366,792 Lloyds Banking Group PLC 2,404,296
85,183 MS&AD Insurance Group Holdings Inc 2,751,478
1,603 NN Group NV 74,664
556,873 Nomura Holdings Inc (2) 2,114,993
308,416 Prudential PLC 3,775,633
163,439 Singapore Exchange Ltd 1,170,038
112,381 Societe Generale SA 2,502,057
50,272 Sumitomo Mitsui Trust Holdings Inc 1,640,752
2,925 Swiss Re AG 218,976
264,043 UBS Group AG 4,293,055
Total Financials 47,305,012
Health Care - 12.8%
3,829 Argenx SE (2) 1,394,594
254,846 Astellas Pharma Inc 3,980,479
36,462 AstraZeneca PLC 4,811,549
124,102 Chugai Pharmaceutical Co Ltd 3,467,242
113,057 Daiichi Sankyo Co Ltd 2,980,171
5,300 Genmab A/S (2) 1,883,564
205,701 GSK PLC 4,324,486
949 Hoya Corp (2) 94,225
55 Lonza Group AG 33,275
13,241 Merck KGaA 2,507,170
3,701 NMC Health PLC (2),(4) 4
40,810 Novo Nordisk A/S, Class B 4,773,001
13,179 Ramsay Health Care Ltd 645,581
7,042 Recordati Industria Chimica e Farmaceutica SpA 310,408
26,163 Shionogi & Co Ltd 1,331,934
1,704 Sonova Holding AG 610,105
14,214 Straumann Holding AG 1,907,339
Total Health Care 35,055,127
Industrials - 15.7%
139,128 ABB Ltd 4,202,764
30,596 Adecco Group AG 1,073,944
144 Atlas Copco AB (2) 1,480
349,822 Aurizon Holdings Ltd 981,305
43,749 Bouygues SA 1,315,956
265,850 Brambles Ltd 2,124,091
195,249 CNH Industrial NV 2,483,593
42,389 Dai Nippon Printing Co Ltd 929,291
4,317 Daikin Industries Ltd 750,993
6,475 DCC PLC 421,549
15,874 Eiffage SA 1,480,365

Shares Description (1) Value
Industrials (continued)
10,579 FANUC Corp (2) $ 1,806,702
111,141 Komatsu Ltd 2,502,232
9,607 Kornit Digital Ltd (2) 261,406
296,422 MTR Corp Ltd 1,567,092
10,193 MTU Aero Engines AG 1,954,978
137,692 Nibe Industrier AB 1,374,874
2,789 Nippon Express Holding Inc 164,857
153,235 Relax PLC 4,523,803
5,573 Rheinmetall AG 1,016,317
1,766 Schneider Electric SE 242,266
36 SGS SA 87,505
104,115 Shimizu Corp 586,596
74,048 Smiths Group PLC 1,389,932
404,155 Transurban Group 4,092,101
25,766 Vestas Wind Systems A/S 668,829
38,063 Volvo AB 704,501
198,754 Volvo AB 3,539,504
12,525 West Japan Railway Co 456,579
Total Industrials 42,705,405
Information Technology - 6.3%
9,904 ASML Holding NV 5,608,770
103,798 Computershare Ltd 1,809,307
20,090 Fujitsu Ltd 2,783,138
6,453 Ibiden Co Ltd 188,062
14,541 Logitech International SA 811,023
21,246 SAP SE 1,964,445
49,805 STMicroelectronics NV 1,875,441
130,771 Telefonaktiebolaget LM Ericsson 985,995
318 Temenos AG 25,042
3,284 Tokyo Electron Ltd 1,130,541
Total Information Technology 17,181,764
Materials - 8.6%
75,113 Antofagasta PLC 1,058,927
239,260 Asahi Kasei Corp 1,907,456
52,120 Boliden AB 1,722,568
40,860 Clariant AG (2) 763,229
26,591 Croda International PLC 2,421,069
159,366 Fortescue Metals Group Ltd 2,039,510
197 Givaudan SA 685,694
2,078 Johnson Matthey PLC 54,039
32,632 Mineral Resources Ltd 1,223,692
243,980 Mitsubishi Chemical Group Corp 1,359,461
35,096 Mitsui Chemicals Inc 732,119
52,667 Newcrest Mining Ltd 709,295
41,078 Nippon Paint Holdings Co Ltd 310,429
15,812 Nitto Denko Corp 1,009,176
7,489 Northern Star Resources Ltd 40,971
77,812 Orica Ltd 911,107
461 Sika AG 113,217
41,665 Smurfit Kappa Group PLC 1,498,825
284,080 Sumitomo Chemical Co Ltd 1,109,538
47,418 Sumitomo Metal Mining Co Ltd 1,495,095
264,208 Toray Industries Inc 1,448,251
33,085 Umicore SA 1,192,874
Total Materials 23,806,542

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
July 31, 2022

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Real Estate - 3.4%
448,051 CapitaLand Integrated Commercial Trust $ 706,306
496,628 Capitaland Investment Ltd/Singapore 1,407,753
78,295 City Developments Ltd 438,778
45,700 Hulic Co Ltd 363,480
41,300 Klepierre SA 911,715
131,338 Lendlease Corp Ltd 941,221
9,390 Mitsubishi Estate Co Ltd 138,830
275,783 Sun Hung Kai Properties Ltd 3,293,629
32,322 Swire Properties Ltd 76,915
22,479 Unibail-Rodamco-Westfield (2) 1,264,994
Total Real Estate 9,543,621
Utilities - 2.9%
334,773 EDP - Energias de Portugal SA 1,685,934
14,444 Endesa SA 263,775
263,958 Iberdrola SA 2,807,180
7,052 Iberdrola SA (2),(3) 74,998
143,220 National Grid PLC 1,972,028
12,984 Verbund AG 1,423,207
Total Utilities 8,227,122
Total Common Stocks (cost $286,427,586) 273,918,939
Shares Description (1) Value
COMMON STOCK RIGHTS - 0.0%
Financials - 0.0%
6,064 Australia & New Zealand Banking Group Ltd 16,841
Utilities - 0.0%
34 Iberdrola SA 10
Total Common Stock Rights (cost $10) 16,851
Total Long-Term Investments (cost $286,427,596) 273,935,790
Other Assets Less Liabilities - 0.4% 1,019,531
Net Assets - 100% $ 274,955,321

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 273,745,167 $ 173,768 $ 4 $ 273,918,939
Common Stock Rights 16,851 – – 16,851
Total
$ 273,762,018 $ 173,768 $ 4 $ 273,935,790
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 2.
(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
Communication Services - 6.6%
19 Comcast Corp, Class A $ 713
8 Electronic Arts Inc 1,050
2,253 Liberty Global PLC, Class C (2) 51,571
1,109 Liberty Global PLC, Class A (2) 24,132
1,379 Liberty Media Corp-Liberty Formula One, Class C (2) 93,455
23 Liberty Media Corp-Liberty SiriusXM (2) 916
2,017 Match Group Inc (2) 147,866
724 Netflix Inc (2) 162,827
2 Paramount Global, Class B 47
4,022 Pinterest Inc, Class A (2) 78,349
7,809 Snap Inc, Class A (2) 77,153
127 T-Mobile US Inc (2) 18,169
5,654 Twitter Inc (2) 235,263
7,575 Verizon Communications Inc 349,889
3,670 Walt Disney Co (2) 389,387
5 Warner Bros Discovery Inc (2) 75
1,853 ZoomInfo Technologies Inc (2) 70,210
Total Communication Services 1,701,072
Consumer Discretionary - 10.1%
4 Aptiv PLC (2) 419
2 BorgWarner Inc 77
220 Domino's Pizza Inc 86,264
4 Etsy Inc (2) 415
1,962 Hilton Worldwide Holdings Inc 251,273
939 Home Depot Inc 282,583
326 Lowe's Cos Inc 62,439
72 Lululemon Athletica Inc (2) 22,357
83 MercadoLibre Inc (2) 67,538
21 Newell Brands Inc 424
2,413 NIKE Inc, Class B 277,302
9 Ross Stores Inc 731
1,573 Target Corp 256,997
937 Tesla Inc (2) 835,289
3,110 TJX Cos Inc 190,207
3 Ulta Beauty Inc (2) 1,167
3 Vail Resorts Inc 711
2,025 Yum! Brands Inc 248,144
Total Consumer Discretionary 2,584,337
Consumer Staples - 8.1%
3,053 Archer-Daniels-Midland Co 252,697
8 Bunge Ltd 739
8,074 Coca-Cola Co 518,109
2 General Mills Inc 149
5 Hormel Foods Corp 247
3,549 Keurig Dr Pepper Inc 137,488
3,066 Kroger Co 142,385
2,899 PepsiCo Inc 507,209
3,880 Procter & Gamble Co 538,971
Total Consumer Staples 2,097,994

Shares Description (1) Value
Energy - 3.1%
6,771 Baker Hughes Co $ 173,947
1,627 Cheniere Energy Inc 243,366
6,368 Halliburton Co 186,582
3,155 ONEOK Inc 188,480
Total Energy 792,375
Financials - 12.3%
1,275 American Express Co 196,375
2 BlackRock Inc 1,338
1,812 Chubb Ltd 341,816
3,815 Citigroup Inc 197,998
339 CME Group Inc 67,624
124 Goldman Sachs Group Inc 41,340
124 Intercontinental Exchange Inc 12,647
2,855 JPMorgan Chase & Co 329,353
565 LPL Financial Holdings Inc 118,605
2,389 Marsh & McLennan Cos Inc 391,700
12 Moody's Corp 3,723
3,792 Morgan Stanley 319,666
2,290 PNC Financial Services Group Inc 380,003
1,749 Prudential Financial Inc 174,883
6 Regions Financial Corp 127
1,180 S&P Global Inc 444,777
3 State Street Corp 213
2 SVB Financial Group (2) 807
752 Travelers Cos Inc 119,342
244 Truist Financial Corp 12,315
Total Financials 3,154,652
Health Care - 13.8%
2 ABIOMED Inc (2) 586
1,850 Agilent Technologies Inc 248,085
350 Align Technology Inc (2) 98,340
320 Amgen Inc 79,190
5,601 Bristol-Myers Squibb Co 413,242
299 Cigna Corp 82,333
333 Cooper Cos Inc 108,891
1,992 CVS Health Corp 190,594
1,718 Danaher Corp 500,746
2 Dentsply Sirona Inc 72
32 Dexcom Inc (2) 2,627
3,712 Edwards Lifesciences Corp (2) 373,204
656 Elevance Health Inc 312,978
644 Eli Lilly & Co 212,320
569 HCA Inc 120,867
136 Hologic Inc (2) 9,708
128 IDEXX Laboratories Inc (2) 51,095
3 Insulet Corp (2) 743
5 IQVIA Holdings Inc (2) 1,201
3 Laboratory Corp of America Holdings 786
3 McKesson Corp 1,025
1,062 Merck & Co Inc 94,879
137 Mettler-Toledo International Inc (2) 184,913
3 Novocure Ltd (2) 204
527 Regeneron Pharmaceuticals Inc (2) 306,551
13 ResMed Inc 3,127
7 Vertex Pharmaceuticals Inc (2) 1,963
1,052 Zoetis Inc 192,043
Total Health Care 3,592,313

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Industrials - 8.6%
1,403 3M Co $ 200,966
2 AMERCO 1,074
6,051 Carrier Global Corp 245,247
2 CH Robinson Worldwide Inc 221
1,230 Copart Inc (2) 157,563
7 CSX Corp 226
1,046 Deere & Co 358,966
1,019 Dover Corp 136,220
4 Eaton Corp PLC 594
2,392 Emerson Electric Co 215,447
2 Expeditors International of Washington Inc 213
1,461 Fortive Corp 94,162
959 Fortune Brands Home & Security Inc 66,823
4 Illinois Tool Works Inc 831
243 Ingersoll Rand Inc 12,101
1,100 Johnson Controls International plc 59,301
302 Otis Worldwide Corp 23,607
13 Pentair PLC 636
47 Plug Power Inc (2),(3) 1,003
782 Robert Half International Inc 61,887
8 Rollins Inc 309
9,675 Uber Technologies Inc (2) 226,879
1,819 United Parcel Service Inc, Class B 354,505
99 United Rentals Inc (2) 31,944
2 WW Grainger Inc 1,087
Total Industrials 2,251,812
Information Technology - 28.7%
1,575 Accenture PLC, Class A 482,359
746 Adobe Inc (2) 305,949
1,133 Akamai Technologies Inc (2) 109,017
2,080 Applied Materials Inc 220,438
4 Autodesk Inc (2) 865
1,788 Automatic Data Processing Inc 431,123
332 Cadence Design Systems Inc (2) 61,779
3,023 Cisco Systems Inc 137,154
1,230 Cognex Corp 62,705
474 Fidelity National Information Services Inc 48,424
1,182 GoDaddy Inc, Class A (2) 87,681
9,233 Hewlett Packard Enterprise Co 131,478
7,475 HP Inc 249,590
8,233 Intel Corp 298,940
3,015 International Business Machines Corp 394,332
301 Intuit Inc 137,307
1,293 Keysight Technologies Inc (2) 210,242
6,267 Microsoft Corp 1,759,398
5 NortonLifeLock Inc 123
3,569 NVIDIA Corp 648,237
84 NXP Semiconductors NV 15,446
342 Okta Inc (2) 33,670
724 ON Semiconductor Corp (2) 48,349
4 PayPal Holdings Inc (2) 346
749 Roper Technologies Inc 327,066
960 Salesforce Inc (2) 176,659
1,471 Seagate Technology Holdings PLC 117,651
135 ServiceNow Inc (2) 60,299
3 Synopsys Inc (2) 1,102
2,494 Texas Instruments Inc 446,152
1,786 Trimble Inc (2) 124,002
1,334 VMware Inc, Class A 155,011

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (1) Value
Information Technology (continued)
375 Zebra Technologies Corp, Class A (2) $ 134,134
Total Information Technology 7,417,028
Materials - 2.4%
8 Amcor PLC 104
757 Ball Corp 55,579
1,435 Ecolab Inc 237,019
2,612 Mosaic Co 137,548
246 Newmont Corp 11,139
1,210 PPG Industries Inc 156,441
610 Steel Dynamics Inc 47,507
Total Materials 645,337
Real Estate - 3.4%
1,121 American Tower Corp 303,600
813 CBRE Group Inc, Class A 69,609
286 Crown Castle International Corp 51,669
3,098 Prologis Inc 410,671
6 Ventas Inc 323
437 Welltower Inc 37,730
Total Real Estate 873,602
Utilities - 2.6%
6 American Water Works Co Inc 933
2,509 Consolidated Edison Inc 249,068
368 Eversource Energy 32,465
2,131 Sempra Energy 353,320
1,483 UGI Corp 64,006
Total Utilities 699,792
Total Long-Term Investments (cost $23,798,003) 25,810,314
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
MONEY MARKET FUNDS - 0.0%
779 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
2.300%(5) $ 779
Total Investments Purchased with Collateral from Securities Lending (cost $779) 779
Total Investments (cost $ 23,798,782 ) - 99 .7% 25,811,093
Other Assets Less Liabilities - 0.3% 69,398
Net Assets - 100% $ 25,880,491

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 25,810,314 $ – $ – $ 25,810,314
Investments Purchased with Collateral from
Securities Lending 779 – – 779
Total
$ 25,811,093 $ – $ – $ 25,811,093
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $747.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
Communication Services - 9.4%
6,092 Liberty Broadband Corp, Class C (2) $ 663,602
58,643 Liberty Media Corp-Liberty Formula One, Class C (2) 3,974,236
50,664 Liberty Media Corp-Liberty SiriusXM (2) 2,017,440
132,212 Match Group Inc (2) 9,692,462
29,358 Netflix Inc (2) 6,602,614
264,360 Pinterest Inc, Class A (2) 5,149,733
20,367 Sirius XM Holdings Inc 136,052
398,514 Snap Inc, Class A (2) 3,937,318
10,973 Take-Two Interactive Software Inc (2) 1,456,446
91,840 T-Mobile US Inc (2) 13,138,630
210,302 Twitter Inc (2) 8,750,666
177,277 Walt Disney Co (2) 18,809,090
121,274 ZoomInfo Technologies Inc (2) 4,595,072
Total Communication Services 78,923,361
Consumer Discretionary - 15.1%
57,726 Aptiv PLC (2) 6,054,880
22,290 Dollar Tree Inc (2) 3,685,874
11,115 Domino's Pizza Inc 4,358,303
62,517 Home Depot Inc 18,813,866
18,377 Lululemon Athletica Inc (2) 5,706,242
5,730 MercadoLibre Inc (2) 4,662,558
125,540 NIKE Inc, Class B 14,427,057
51,039 Tesla Inc (2) 45,498,717
14,064 Tractor Supply Co 2,692,975
25,090 Ulta Beauty Inc (2) 9,757,752
14,294 Vail Resorts Inc 3,389,536
67,046 Yum! Brands Inc 8,215,817
Total Consumer Discretionary 127,263,577
Consumer Staples - 4.5%
43,197 Costco Wholesale Corp 23,382,536
51,415 Estee Lauder Cos Inc, Class A 14,041,437
Total Consumer Staples 37,423,973
Financials - 5.0%
88,364 American Express Co 13,609,823
6,970 FactSet Research Systems Inc 2,994,870
30,478 Moody's Corp 9,455,799
42,542 S&P Global Inc 16,035,356
Total Financials 42,095,848
Health Care - 12.2%
1,304 ABIOMED Inc (2) 382,085
66,792 Agilent Technologies Inc 8,956,807
11,135 Catalent Inc (2) 1,259,368
47,448 Dexcom Inc (2) 3,894,532
130,501 Edwards Lifesciences Corp (2) 13,120,570
51,266 Eli Lilly & Co 16,901,888
14,065 Hologic Inc (2) 1,003,960
252 Humana Inc 121,464
7,000 IDEXX Laboratories Inc (2) 2,794,260
4,401 Illumina Inc (2) 953,609
737 Insulet Corp (2) 182,629

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Health Care (continued)
33,518 McKesson Corp $ 11,449,078
8,209 Mettler-Toledo International Inc (2) 11,079,933
7,396 ResMed Inc 1,778,886
9,742 STERIS PLC 2,198,282
34,074 Vertex Pharmaceuticals Inc (2) 9,554,690
6,226 Waters Corp (2) 2,266,451
7,430 West Pharmaceutical Services Inc 2,552,651
66,259 Zoetis Inc 12,095,580
Total Health Care 102,546,723
Industrials - 7.3%
30,404 Caterpillar Inc 6,027,593
53,983 Copart Inc (2) 6,915,222
39,564 Deere & Co 13,577,574
2,748 Generac Holdings Inc (2) 737,288
7,980 JB Hunt Transport Services Inc 1,462,495
14,812 Old Dominion Freight Line Inc 4,495,590
55,318 Otis Worldwide Corp 4,324,208
53,244 Quanta Services Inc 7,386,540
8,540 Trane Technologies PLC 1,255,295
245,804 Uber Technologies Inc (2) 5,764,104
16,993 WW Grainger Inc 9,236,205
Total Industrials 61,182,114
Information Technology - 42.9%
49,687 Accenture PLC, Class A 15,217,141
30,089 Adobe Inc (2) 12,340,101
48,188 Akamai Technologies Inc (2) 4,636,649
127,566 Applied Materials Inc 13,519,445
17,525 Autodesk Inc (2) 3,791,008
45,770 Automatic Data Processing Inc 11,036,063
61,303 Cadence Design Systems Inc (2) 11,407,262
80,458 Cognex Corp 4,101,749
37,486 Dropbox Inc, Class A (2) 852,432
77,337 GoDaddy Inc, Class A (2) 5,736,859
4,638 HubSpot Inc (2) 1,428,504
32,354 Intuit Inc 14,758,924
78,449 Keysight Technologies Inc (2) 12,755,807
26,780 Lam Research Corp 13,403,658
367,829 Microsoft Corp 103,264,314
42,367 Motorola Solutions Inc 10,108,343
171,866 NVIDIA Corp 31,216,021
44,902 Okta Inc (2) 4,420,602
31,780 PayPal Holdings Inc (2) 2,749,923
7,363 PTC Inc (2) 908,447
16,602 Roper Technologies Inc 7,249,595
41,368 Salesforce Inc (2) 7,612,539
33,672 Seagate Technology Holdings PLC 2,693,087
21,167 ServiceNow Inc (2) 9,454,452
39,014 Synopsys Inc (2) 14,337,645
75,541 Trimble Inc (2) 5,244,812
120,010 Visa Inc, Class A 25,455,321
18,240 VMware Inc, Class A 2,119,488
4,690 Workday Inc, Class A (2) 727,419
24,558 Zebra Technologies Corp, Class A (2) 8,784,151
898 Zendesk Inc (2) 67,727
Total Information Technology 361,399,488

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Materials - 1.9%
53,227 Ball Corp $ 3,907,926
41,782 Ecolab Inc 6,901,133
20,253 Sherwin-Williams Co 4,900,011
Total Materials 15,709,070
Real Estate - 1.6%
18,175 American Tower Corp 4,922,335
102,522 CBRE Group Inc, Class A 8,777,934
Total Real Estate 13,700,269
Total Long-Term Investments (cost $831,391,537) 840,244,423
Other Assets Less Liabilities - 0.1% 781,831
Net Assets - 100% $ 841,026,254
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 840,244,423 $ – $ – $ 840,244,423
Total
$ 840,244,423 $ – $ – $ 840,244,423
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
Communication Services - 4.8%
326,575 Interpublic Group of Cos Inc $ 9,754,795
263,026 Liberty Global PLC, Class C (2) 6,020,665
129,121 Liberty Global PLC, Class A (2) 2,809,673
763,471 Lumen Technologies Inc 8,314,199
179,836 Paramount Global, Class B 4,253,121
332,108 Sirius XM Holdings Inc 2,218,482
732,538 Verizon Communications Inc 33,835,931
437,690 Warner Bros Discovery Inc (2) 6,565,350
Total Communication Services 73,772,216
Consumer Discretionary - 2.4%
53,878 LKQ Corp 2,954,670
62,550 Lowe's Cos Inc 11,980,201
335,665 Newell Brands Inc 6,783,790
67,777 Target Corp 11,073,406
108,909 VF Corp 4,866,054
Total Consumer Discretionary 37,658,121
Consumer Staples - 13.8%
272,122 Archer-Daniels-Midland Co 22,523,538
117,064 Bunge Ltd 10,808,519
656,069 Coca-Cola Co 42,099,948
615,427 Keurig Dr Pepper Inc 23,841,642
389,449 Kroger Co 18,086,012
73,889 McCormick & Co Inc/MD 6,454,204
231,808 PepsiCo Inc 40,557,127
331,901 Procter & Gamble Co 46,104,368
Total Consumer Staples 210,475,358
Energy - 3.3%
512,800 Baker Hughes Co 13,173,832
599,117 Halliburton Co 17,554,128
335,907 ONEOK Inc 20,067,084
Total Energy 50,795,044
Financials - 17.7%
172,998 Allstate Corp 20,235,576
760 Ameriprise Financial Inc 205,139
154,437 Bank of New York Mellon Corp 6,711,832
1,818 Cboe Global Markets Inc 224,305
128,000 Chubb Ltd 24,145,920
463,457 Citigroup Inc 24,053,419
115,010 CME Group Inc 22,942,195
10,456 Discover Financial Services 1,056,056
322,921 Equitable Holdings Inc 9,180,644
308,842 JPMorgan Chase & Co 35,628,013
151,484 Marsh & McLennan Cos Inc 24,837,317
310,640 Morgan Stanley 26,186,952
156,848 PNC Financial Services Group Inc 26,027,357
220,654 Prudential Financial Inc 22,063,194
289,333 Regions Financial Corp 6,128,073
2,851 SVB Financial Group (2) 1,150,521
6,894 Synchrony Financial 230,811
44,792 Travelers Cos Inc 7,108,490

Shares Description (1) Value
Financials (continued)
252,766 Truist Financial Corp $ 12,757,100
Total Financials 270,872,914
Health Care - 17.7%
101,842 Amgen Inc 25,202,840
2,343 Baxter International Inc 137,440
454,648 Boston Scientific Corp (2) 18,663,300
429,539 Bristol-Myers Squibb Co 31,691,387
311,581 CVS Health Corp 29,812,070
95,318 Danaher Corp 27,782,337
128,420 Dentsply Sirona Inc 4,643,667
332,510 Elanco Animal Health Inc (2) 6,736,653
18,845 Elevance Health Inc 8,990,950
3,834 Gilead Sciences Inc 229,082
112,989 HCA Inc 24,001,123
62,041 McKesson Corp 21,191,965
407,231 Merck & Co Inc 36,382,017
5,899 Regeneron Pharmaceuticals Inc (2) 3,431,389
898 STERIS PLC 202,634
100,185 Stryker Corp 21,514,729
16,064 Teladoc Health Inc (2) 591,958
1,001,636 Viatris Inc 9,705,853
Total Health Care 270,911,394
Industrials - 12.6%
174,885 3M Co 25,050,527
8,146 AMERCO 4,375,054
119,156 Caterpillar Inc 23,622,677
729,392 CSX Corp 23,581,243
69,242 Emerson Electric Co 6,236,627
281,089 Fortive Corp 18,116,186
59,448 Ingersoll Rand Inc 2,960,510
422,646 Johnson Controls International plc 22,784,845
175,879 Otis Worldwide Corp 13,748,462
216,733 Plug Power Inc (2),(3) 4,625,082
91,852 Robert Half International Inc 7,269,167
63,761 Rollins Inc 2,459,262
55,416 TransUnion 4,390,610
147,621 United Parcel Service Inc, Class B 28,769,857
14,951 United Rentals Inc (2) 4,824,239
Total Industrials 192,814,348
Information Technology - 12.8%
50,587 Accenture PLC, Class A 15,492,775
103,523 Automatic Data Processing Inc 24,961,466
221,864 Cisco Systems Inc 10,065,970
225,530 Fidelity National Information Services Inc 23,040,145
1,075,866 Hewlett Packard Enterprise Co 15,320,332
270,264 HP Inc 9,024,115
787,002 Intel Corp 28,576,043
220,393 International Business Machines Corp 28,825,200
75,329 NXP Semiconductors NV 13,851,496
136,354 Texas Instruments Inc 24,392,367
83,375 Western Union Co 1,419,042
Total Information Technology 194,968,951
Materials - 4.1%
127,092 Ecolab Inc 20,991,786
45,012 International Flavors & Fragrances Inc 5,583,738
151,910 Mosaic Co 7,999,581

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Materials (continued)
92,249 Newmont Corp $ 4,177,034
139,226 PPG Industries Inc 18,000,529
79,519 Steel Dynamics Inc 6,192,940
Total Materials 62,945,608
Real Estate - 5.3%
67,552 American Tower Corp 18,295,108
9,666 Boston Properties Inc 881,153
76,151 Crown Castle International Corp 13,757,440
37,794 Iron Mountain Inc 1,832,631
218,947 Prologis Inc 29,023,614
191,625 Welltower Inc 16,544,903
Total Real Estate 80,334,849
Utilities - 5.3%
228,689 Consolidated Edison Inc 22,701,957
166,656 Essential Utilities Inc 8,656,113
215,654 Eversource Energy 19,024,996
142,904 Sempra Energy 23,693,483
174,248 UGI Corp 7,520,544
Total Utilities 81,597,093
Total Long-Term Investments (cost $1,511,076,024) 1,527,145,896
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.2%
MONEY MARKET FUNDS - 0.2%
3,620,830 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
2.300%(5) $ 3,620,830
Total Investments Purchased with Collateral from Securities Lending (cost $3,620,830) 3,620,830
Total Investments (cost $ 1,514,696,854 ) - 100 .0% 1,530,766,726
Other Assets Less Liabilities - 0.0% 324,929
Net Assets - 100% $ 1,531,091,655

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,527,145,896 $ – $ – $ 1,527,145,896
Investments Purchased with Collateral from
Securities Lending 3,620,830 – – 3,620,830
Total
$ 1,530,766,726 $ – $ – $ 1,530,766,726
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,468,796.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
Communication Services - 6.5%
266,685 AMC Entertainment Holdings Inc, Class A (2) $ 3,882,934
3,868 Cable One Inc 5,324,998
124,176 Pinterest Inc, Class A (2) 2,418,949
34,724 Roku Inc (2) 2,275,116
22,887 Take-Two Interactive Software Inc (2) 3,037,792
143,880 ZoomInfo Technologies Inc (2) 5,451,613
Total Communication Services 22,391,402
Consumer Discretionary - 10.1%
10,361 Burlington Stores Inc (2) 1,462,248
51,489 Etsy Inc (2) 5,340,439
17,332 Pool Corp 6,199,656
41,919 Tractor Supply Co 8,026,650
21,093 Ulta Beauty Inc (2) 8,203,279
24,431 Vail Resorts Inc 5,793,323
Total Consumer Discretionary 35,025,595
Consumer Staples - 1.9%
17,930 Church & Dwight Co Inc 1,577,302
57,185 McCormick & Co Inc/MD 4,995,110
Total Consumer Staples 6,572,412
Energy - 1.3%
174,980 Baker Hughes Co 4,495,236
Financials - 4.3%
7,990 FactSet Research Systems Inc 3,433,143
29,502 LPL Financial Holdings Inc 6,193,060
759 MarketAxess Holdings Inc 205,522
12,859 SVB Financial Group (2) 5,189,249
Total Financials 15,020,974
Health Care - 19.7%
6,389 ABIOMED Inc (2) 1,872,041
238,010 Avantor Inc (2) 6,907,050
70,698 Catalent Inc (2) 7,995,944
50,446 DaVita Inc (2) 4,245,536
65,113 Hologic Inc (2) 4,647,766
32,683 Insulet Corp (2) 8,098,847
7,342 Mettler-Toledo International Inc (2) 9,909,718
56,844 Novocure Ltd (2) 3,864,824
15,802 STERIS PLC 3,565,721
22,617 Waters Corp (2) 8,233,266
26,526 West Pharmaceutical Services Inc 9,113,273
Total Health Care 68,453,986
Industrials - 12.8%
34,808 Allegion plc 3,679,206
22,758 Generac Holdings Inc (2) 6,105,971
20,144 JB Hunt Transport Services Inc 3,691,791
7,708 Lennox International Inc 1,846,297
29,628 Old Dominion Freight Line Inc 8,992,394
200,544 Plug Power Inc (2),(3) 4,279,609
60,719 Quanta Services Inc 8,423,547

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Shares Description (1) Value
Industrials (continued)
3,369 WW Grainger Inc $ 1,831,152
60,533 Xylem Inc/NY 5,570,852
Total Industrials 44,420,819
Information Technology - 34.8%
33,668 Akamai Technologies Inc (2) 3,239,535
26,977 ANSYS Inc (2) 7,526,313
29,789 Bill.com Holdings Inc (2) 4,023,898
18,035 Black Knight Inc (2) 1,184,539
69,934 Cadence Design Systems Inc (2) 13,013,319
89,574 Cognex Corp 4,566,483
14,251 Coupa Software Inc (2) 932,300
107,579 Dropbox Inc, Class A (2) 2,446,347
62,275 Entegris Inc 6,844,022
9,413 Fair Isaac Corp (2) 4,349,088
74,909 GoDaddy Inc, Class A (2) 5,556,749
11,851 Guidewire Software Inc (2) 921,060
16,046 HubSpot Inc (2) 4,942,168
37,204 Keysight Technologies Inc (2) 6,049,370
43,315 Okta Inc (2) 4,264,362
110,365 ON Semiconductor Corp (2) 7,370,175
22,903 Paycom Software Inc (2) 7,569,213
52,044 PTC Inc (2) 6,421,189
17,337 RingCentral Inc, Class A (2) 858,008
14,609 Seagate Technology Holdings PLC 1,168,428
55,544 Splunk Inc (2) 5,771,577
91,236 Trimble Inc (2) 6,334,516
13,529 Tyler Technologies Inc (2) 5,398,071
17,880 Zebra Technologies Corp, Class A (2) 6,395,497
49,201 Zendesk Inc (2) 3,710,739
Total Information Technology 120,856,966
Materials - 5.8%
21,953 Avery Dennison Corp 4,181,169
96,234 Ball Corp 7,065,500
98,882 Mosaic Co 5,207,126
48,686 Steel Dynamics Inc 3,791,666
Total Materials 20,245,461
Real Estate - 2.7%
109,781 CBRE Group Inc, Class A 9,399,449
Total Long-Term Investments (cost $378,783,773) 346,882,300
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.0%
MONEY MARKET FUNDS - 1.0%
3,349,444 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
2.300%(5) $ 3,349,444
Total Investments Purchased with Collateral from Securities Lending (cost $3,349,444) 3,349,444
Total Investments (cost $ 382,133,217 ) - 100 .9% 350,231,744
Other Assets Less Liabilities - (0.9)% (3,093,834)
Net Assets - 100% $ 347,137,910

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 346,882,300 $ – $ – $ 346,882,300
Investments Purchased with Collateral from
Securities Lending 3,349,444 – – 3,349,444
Total
$ 350,231,744 $ – $ – $ 350,231,744
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,209,707.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
Communication Services - 4.9%
1,984 Cable One Inc $ 2,731,333
174,955 Interpublic Group of Cos Inc 5,225,906
457,383 Lumen Technologies Inc 4,980,901
131,438 Paramount Global, Class B 3,108,509
Total Communication Services 16,046,649
Consumer Discretionary - 7.9%
6,834 Bath & Body Works Inc 242,881
14,719 Best Buy Co Inc 1,133,216
1,106 BorgWarner Inc 42,537
30,045 CarMax Inc (2) 2,990,679
36,804 Genuine Parts Co 5,626,227
61,123 Hasbro Inc 4,811,603
2,143 Lear Corp 323,893
108,245 LKQ Corp 5,936,156
250,241 Newell Brands Inc 5,057,371
Total Consumer Discretionary 26,164,563
Consumer Staples - 5.9%
52,113 Bunge Ltd 4,811,593
35,790 Clorox Co 5,076,454
54,706 Kellogg Co 4,043,867
63,033 McCormick & Co Inc/MD 5,505,933
Total Consumer Staples 19,437,847
Energy - 3.5%
183,576 Baker Hughes Co 4,716,067
112,619 ONEOK Inc 6,727,859
Total Energy 11,443,926
Financials - 21.1%
125,192 Ally Financial Inc 4,140,099
816,088 Annaly Capital Management Inc 5,614,685
48,817 Arthur J Gallagher & Co 8,737,755
36,691 Cboe Global Markets Inc 4,526,935
20,732 Citizens Financial Group Inc 787,194
3,225 Discover Financial Services 325,725
188,517 Equitable Holdings Inc 5,359,538
105,695 Fifth Third Bancorp 3,606,313
96,253 Hartford Financial Services Group Inc 6,205,431
109,346 Huntington Bancshares Inc/OH 1,453,208
260,755 Invesco Ltd 4,625,794
260,048 KeyCorp 4,758,879
94,784 Lincoln National Corp 4,866,210
205,075 Regions Financial Corp 4,343,489
13,465 SVB Financial Group (2) 5,433,801
99,252 Webster Financial Corp 4,610,255
Total Financials 69,395,311
Health Care - 4.5%
81,186 Cardinal Health Inc 4,835,438
10,558 Laboratory Corp of America Holdings 2,768,202
11,539 Quest Diagnostics Inc 1,575,881

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Health Care (continued)
25,233 STERIS PLC $ 5,693,827
Total Health Care 14,873,348
Industrials - 15.5%
9,949 Allegion plc 1,051,609
200,346 Carrier Global Corp 8,120,023
20,749 CH Robinson Worldwide Inc 2,296,914
25,963 Dover Corp 3,470,734
1,037 Fastenal Co 53,260
27,530 IDEX Corp 5,746,887
64,299 Knight-Swift Transportation Holdings Inc 3,533,230
17,905 Lennox International Inc 4,288,785
45,134 Masco Corp 2,499,521
54,116 Owens Corning 5,018,718
93,789 Pentair PLC 4,585,344
57,664 Robert Half International Inc 4,563,529
62,219 Xylem Inc/NY 5,726,015
Total Industrials 50,954,569
Information Technology - 8.5%
8,854 Akamai Technologies Inc (2) 851,932
12,418 Black Knight Inc (2) 815,614
28,444 Coupa Software Inc (2) 1,860,807
336,448 Hewlett Packard Enterprise Co 4,791,020
25,692 NortonLifeLock Inc 630,225
16,911 Okta Inc (2) 1,664,888
66,162 ON Semiconductor Corp (2) 4,418,298
15,784 Seagate Technology Holdings PLC 1,262,404
47,767 Splunk Inc (2) 4,963,469
51,317 Trimble Inc (2) 3,562,939
187,929 Western Union Co 3,198,551
Total Information Technology 28,020,147
Materials - 7.9%
38,764 Celanese Corp 4,555,157
13,806 Martin Marietta Materials Inc 4,860,817
86,386 Mosaic Co 4,549,087
83,885 Sealed Air Corp 5,127,051
63,957 Steel Dynamics Inc 4,980,971
42,993 Westrock Co 1,821,184
Total Materials 25,894,267
Real Estate - 13.1%
42,178 Alexandria Real Estate Equities Inc 6,992,269
54,800 Boston Properties Inc 4,995,568
16,734 Camden Property Trust 2,361,168
76,554 Duke Realty Corp 4,789,218
196,905 Healthpeak Properties Inc 5,440,485
115,038 Iron Mountain Inc 5,578,193
115,841 Ventas Inc 6,229,929
207,254 VICI Properties Inc 7,086,014
Total Real Estate 43,472,844
Utilities - 7.0%
51,206 Atmos Energy Corp 6,215,896
114,970 Essential Utilities Inc 5,971,542
178,027 NiSource Inc 5,412,021

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Utilities (continued)
124,179 UGI Corp $ 5,359,566
Total Utilities 22,959,025
Total Long-Term Investments (cost $319,706,410) 328,662,496
Other Assets Less Liabilities - 0.2% 799,873
Net Assets - 100% $ 329,462,369
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 328,662,496 $ – $ – $ 328,662,496
Total
$ 328,662,496 $ – $ – $ 328,662,496
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
Communication Services - 1.6%
24,627 Bandwidth Inc, Class A (2) $ 409,547
12,832 Cardlytics Inc (2) 177,082
362,710 Clear Channel Outdoor Holdings Inc (2) 562,201
14,710 Cogent Communications Holdings Inc 938,645
62,389 Consolidated Communications Holdings Inc (2) 411,768
142,920 Gannett Co Inc (2) 430,189
533,676 Globalstar Inc (2),(3) 747,146
53,493 Gogo Inc (2) 928,638
52,564 Gray Television Inc 976,113
3,383 Iridium Communications Inc (2) 151,254
47,643 John Wiley & Sons Inc, Class A 2,487,917
22,146 Loyalty Ventures Inc (2) 65,331
9,161 New York Times Co, Class A 292,694
9,525 PubMatic Inc, Class A (2) 158,020
84,793 Radius Global Infrastructure Inc, Class A (2) 1,295,637
32,186 Scholastic Corp 1,514,995
86,541 TEGNA Inc 1,812,169
18,146 Vimeo Inc (2) 100,892
42,138 WideOpenWest Inc (2) 774,496
34,939 ZipRecruiter Inc, Class A (2) 612,480
Total Communication Services 14,847,214
Consumer Discretionary - 14.5%
82,319 2U Inc (2) 805,903
32,711 Aaron's Co Inc 425,897
33,323 Academy Sports & Outdoors Inc 1,433,889
166,396 ADT Inc 1,214,691
20,453 American Public Education Inc (2) 321,317
92,053 AMMO Inc (2),(3) 449,218
52,994 Arko Corp 483,835
116,889 Beachbody Co Inc (2),(3) 140,267
40,681 Bright Horizons Family Solutions Inc (2) 3,810,589
14,856 Brinker International Inc (2) 412,254
29,940 Brunswick Corp/DE 2,398,793
56,384 Callaway Golf Co (2) 1,294,013
29,611 Camping World Holdings Inc, Class A 800,682
104,701 Canoo Inc (2),(3) 362,265
16,416 Carriage Services Inc 595,572
44,124 Carter's Inc 3,595,223
8,369 Columbia Sportswear Co 619,390
322,845 ContextLogic Inc, Class A (2),(3) 484,267
60,735 Coursera Inc (2) 843,609
32,927 Crocs Inc (2) 2,358,890
24,504 Ethan Allen Interiors Inc 563,347
21,560 European Wax Center Inc 451,035
34,381 F45 Training Holdings Inc (2) 67,730
79,711 Foot Locker Inc 2,261,401
30,826 Franchise Group Inc 1,015,100
88,644 GameStop Corp, Class A (2) 3,014,782
50,630 Gap Inc 487,061
4,271 Graham Holdings Co, Class B 2,539,067
11,950 Group 1 Automotive Inc 2,114,194
376,637 Hanesbrands Inc 4,210,802
139,779 Harley-Davidson Inc 5,285,044
25,973 Helen of Troy Ltd (2) 3,474,928

Shares Description (1)
Consumer Discretionary (continued)
97,151 Hilton Grand Vacations Inc (2) $ 3,960,846
29,205 iRobot Corp (2) 1,343,722
6,267 Johnson Outdoors Inc, Class A 421,832
3,993 Kohl's Corp 116,356
55,220 Kontoor Brands Inc 2,015,530
49,332 Latham Group Inc (2) 270,833
27,159 LCI Industries 3,668,909
70,949 Leggett & Platt Inc 2,812,418
156,779 Leslie's Inc (2) 2,376,770
2,148 Lithia Motors Inc 569,821
108,377 Lordstown Motors Corp, Class A (2) 242,764
156,722 Macy's Inc 2,766,143
22,567 Malibu Boats Inc, Class A (2) 1,409,309
14,666 MarineMax Inc (2) 598,959
8,115 Marriott Vacations Worldwide Corp 1,111,106
362,487 Mattel Inc (2) 8,409,698
34,633 Membership Collective Group Inc, Class A (2),(3) 233,773
36,218 Monro Inc 1,816,333
17,674 Movado Group Inc 600,563
25,486 Murphy USA Inc 7,247,199
119,434 Nordstrom Inc 2,807,894
46,967 ODP Corp (2) 1,704,902
58,678 Petco Health & Wellness Co Inc, Class A (2),(3) 816,798
6,680 Planet Fitness Inc, Class A (2) 526,451
4,254 PVH Corp 263,408
80,065 Quotient Technology Inc (2) 221,780
6,099 Ralph Lauren Corp 601,544
55,220 RealReal Inc (2) 128,663
35,928 Rent-A-Center Inc/TX 845,386
76,589 Rover Group Inc (2) 334,694
38,768 SeaWorld Entertainment Inc (2) 1,850,397
63,397 Six Flags Entertainment Corp (2) 1,437,210
6,296 Sleep Number Corp (2) 283,698
137,817 Sonos Inc (2) 3,047,134
10,035 Steven Madden Ltd 318,109
130,930 Terminix Global Holdings Inc (2) 5,852,571
60,151 Thor Industries Inc 5,072,534
56,594 ThredUp Inc (2) 127,337
55,466 Traeger Inc (2) 170,280
76,269 Travel + Leisure Co 3,287,956
14,660 TravelCenters of America Inc (2) 611,615
52,195 Tupperware Brands Corp (2) 389,375
23,946 Victoria's Secret & Co (2) 885,044
105,701 Wendy's Co 2,222,892
32,237 Wingstop Inc 4,067,665
34,060 Winnebago Industries Inc 2,056,202
172,054 Workhorse Group Inc (2),(3) 562,617
43,987 Wyndham Hotels & Resorts Inc 3,053,138
4,777 XPEL Inc (2) 292,783
32,801 YETI Holdings Inc (2) 1,665,307
Total Consumer Discretionary 135,833,323
Consumer Staples - 4.0%
34,061 Andersons Inc 1,231,987
2,103 BJ's Wholesale Club Holdings Inc (2) 142,373
12,521 Casey's General Stores Inc 2,537,381
36,984 Chefs' Warehouse Inc (2) 1,280,016
121,283 Darling Ingredients Inc (2) 8,402,486
55,360 Edgewell Personal Care Co 2,202,221
30,280 Freshpet Inc (2) 1,618,163
54,254 Ingredion Inc 4,936,029

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1)
Consumer Staples (continued)
53,754 Lamb Weston Holdings Inc $ 4,282,044
14,231 MGP Ingredients Inc 1,496,817
30,386 Performance Food Group Co (2) 1,510,488
8,494 Sprouts Farmers Market Inc (2) 234,774
188,684 US Foods Holding Corp (2) 5,943,546
70,338 Veru Inc (2),(3) 851,090
20,850 Vital Farms Inc (2) 246,030
Total Consumer Staples 36,915,445
Energy - 3.9%
152,517 Archrock Inc 1,287,243
39,390 Cactus Inc, Class A 1,638,230
219,220 ChampionX Corp 4,579,506
193,377 Clean Energy Fuels Corp (2) 1,253,083
50,337 Core Laboratories NV 953,383
71,836 Delek US Holdings Inc 1,915,148
20,347 DMC Global Inc (2) 463,098
36,959 Dril-Quip Inc (2) 947,998
104,703 DT Midstream Inc 5,761,806
36,067 Enviva Inc 2,511,345
409,799 NOV Inc 7,626,359
105,808 Oceaneering International Inc (2) 1,123,681
458,800 TechnipFMC PLC (2) 3,711,692
65,460 Weatherford International PLC (2) 1,514,090
68,624 World Fuel Services Corp 1,902,257
Total Energy 37,188,919
Financials - 14.5%
16,396 Amalgamated Financial Corp 378,420
20,128 A-Mark Precious Metals Inc 609,879
27,790 Amerant Bancorp Inc 759,223
7,462 Ameris Bancorp 352,878
29,805 Artisan Partners Asset Management Inc, Class A 1,185,047
63,117 Banc of California Inc 1,105,179
13,516 Bancorp Inc (2) 332,494
7,485 Bank First Corp 575,746
24,585 Bank OZK 985,859
47,140 Berkshire Hills Bancorp Inc 1,327,934
33,025 BOK Financial Corp 2,907,191
23,835 Byline Bancorp Inc 583,719
13,440 Cohen & Steers Inc 990,394
5,504 Commerce Bancshares Inc/MO 382,473
3,180 Community Trust Bancorp Inc 137,789
67,409 Compass Diversified Holdings (3) 1,626,579
27,937 Cowen Inc 979,751
15,467 Cullen/Frost Bankers Inc 2,016,897
3,343 Diamond Hill Investment Group Inc 639,081
31,890 Donnelley Financial Solutions Inc (2) 1,083,941
17,113 East West Bancorp Inc 1,228,371
4,218 Employers Holdings Inc 167,497
10,031 Federal Agricultural Mortgage Corp, Class C 1,106,319
118,236 First American Financial Corp 6,857,688
54,947 First Busey Corp 1,354,444
6,186 First Financial Bancorp 138,195
422,993 First Horizon Corp 9,458,123
3,723 First Interstate BancSystem Inc, Class A 151,824
23,434 First of Long Island Corp 426,499
354,363 FNB Corp/PA 4,238,181
549,595 Genworth Financial Inc, Class A (2) 2,335,779
34,675 Glacier Bancorp Inc 1,736,871
93,332 Hancock Whitney Corp 4,555,535

Shares Description (1)
Financials (continued)
92,250 Hannon Armstrong Sustainable Infrastructure Capital Inc $ 3,329,302
7,946 Hanover Insurance Group Inc 1,084,391
51,688 HarborOne Bancorp Inc 749,476
26,483 Independent Bank Corp 2,219,275
60,656 International Bancshares Corp 2,660,372
32,766 Live Oak Bancshares Inc 1,233,312
22,661 Midland States Bancorp Inc 593,718
18,047 Morningstar Inc 4,608,302
75,332 Mr Cooper Group Inc (2) 3,393,707
128,773 Northwest Bancshares Inc 1,851,756
68,391 OceanFirst Financial Corp 1,406,119
15,843 Old National Bancorp/IN 275,827
115,898 Open Lending Corp, Class A (2) 1,200,703
22,785 Origin Bancorp Inc 981,350
51,041 PennyMac Financial Services Inc 2,796,536
44,861 Perella Weinberg Partners (3) 316,270
1,685 Pinnacle Financial Partners Inc 133,284
39,092 Premier Financial Corp 1,113,340
42,073 Primerica Inc 5,414,374
22,409 ProAssurance Corp 495,911
42,473 PROG Holdings Inc (2) 782,353
19,516 Reinsurance Group of America Inc 2,259,562
89,290 Ryan Specialty Holdings Inc (2) 3,860,900
3,479 Selective Insurance Group Inc 270,875
9,289 ServisFirst Bancshares Inc 793,745
32,971 Silvergate Capital Corp, Class A (2) 3,075,865
133,270 SLM Corp 2,079,012
25,208 SouthState Corp 2,136,882
329,079 Starwood Property Trust Inc 7,772,846
18,549 StoneX Group Inc (2) 1,616,174
147,043 Synovus Financial Corp 5,937,596
58,370 TFS Financial Corp 855,120
37,082 Trupanion Inc (2) 2,337,278
31,394 Umpqua Holdings Corp 552,848
273,934 Valley National Bancorp 3,202,288
18,342 Victory Capital Holdings Inc, Class A 507,523
2,418 Walker & Dunlop Inc 272,364
11,734 Western Alliance Bancorp 896,243
53,777 Wintrust Financial Corp 4,626,973
63,139 Zions Bancorp NA 3,444,232
Total Financials 135,853,804
Health Care - 13.0%
11,858 1Life Healthcare Inc (2) 200,875
168,592 23andMe Holding Co, Class A (2),(3) 468,686
47,030 Accolade Inc (2) 434,557
18,959 Achillion Pharmaceuticals Inc (4) 8,721
10,556 Aclaris Therapeutics Inc (2) 162,668
70,685 AdaptHealth Corp (2) 1,562,845
48,950 Aerie Pharmaceuticals Inc (2) 343,140
35,354 Agiliti Inc (2) 773,899
51,899 Agios Pharmaceuticals Inc (2) 1,119,461
57,420 Alector Inc (2) 586,832
137,247 Alkermes PLC (2) 3,513,523
87,793 Allogene Therapeutics Inc (2),(3) 1,139,553
7,374 Allscripts Healthcare Solutions Inc (2) 116,657
36,016 Alphatec Holdings Inc (2) 271,561
50,455 AMN Healthcare Services Inc (2) 5,673,160
41,047 Amphastar Pharmaceuticals Inc (2) 1,534,747
17,100 AnaptysBio Inc (2) 358,074
81,440 Anavex Life Sciences Corp (2) 835,574

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1)
Health Care (continued)
42,251 Apollo Medical Holdings Inc (2) $ 2,240,571
22,988 Arcturus Therapeutics Holdings Inc (2),(3) 403,439
57,205 Arrowhead Pharmaceuticals Inc (2) 2,432,929
6,944 Artivion Inc (2) 136,102
21,959 Arvinas Inc (2) 1,166,242
81,382 Atara Biotherapeutics Inc (2) 246,588
43,525 Aveanna Healthcare Holdings Inc (2) 92,273
37,098 Avidity Biosciences Inc (2) 604,326
27,106 Axsome Therapeutics Inc (2) 1,046,021
46,360 Beam Therapeutics Inc (2),(3) 2,919,753
21,606 Bioxcel Therapeutics Inc (2) 333,597
70,289 Bridgebio Pharma Inc (2) 608,703
44,698 Brookdale Senior Living Inc (2) 215,444
51,395 Caribou Biosciences Inc (2) 417,327
40,910 Cassava Sciences Inc (2),(3) 668,060
22,660 Castle Biosciences Inc (2) 633,574
63,563 Cerevel Therapeutics Holdings Inc (2) 1,671,071
261 Chemed Corp 125,565
60,513 ChemoCentryx Inc (2) 1,429,317
78,634 Chimerix Inc (2) 172,208
35,626 Collegium Pharmaceutical Inc (2) 612,411
14,559 Computer Programs and Systems Inc (2) 491,512
1,625 CONMED Corp 158,649
85,767 Corcept Therapeutics Inc (2) 2,458,082
10,458 CorVel Corp (2) 1,724,420
82,140 Covetrus Inc (2) 1,706,048
39,198 Cross Country Healthcare Inc (2) 1,033,259
31,397 CryoPort Inc (2) 1,167,968
13,516 Cullinan Oncology Inc (2),(3) 182,601
15,282 Cutera Inc (2) 709,391
53,507 Denali Therapeutics Inc (2) 1,820,308
28,736 Dyne Therapeutics Inc (2) 301,441
23,062 Ensign Group Inc 1,837,811
32,703 Envista Holdings Corp (2) 1,329,377
32,185 Erasca Inc (2),(3) 242,675
17,515 Establishment Labs Holdings Inc (2),(3) 1,038,464
27,353 Fulcrum Therapeutics Inc (2) 160,836
18,723 Fulgent Genetics Inc (2) 1,118,699
9,119 Glaukos Corp (2) 491,058
28,664 Globus Medical Inc, Class A (2) 1,682,290
29,411 Haemonetics Corp (2) 2,043,770
14,446 Hanger Inc (2) 268,262
25,212 Harmony Biosciences Holdings Inc (2) 1,279,005
10,828 Heska Corp (2) 990,654
127,990 Hims & Hers Health Inc (2),(3) 792,258
60,513 Humacyte Inc (2),(3) 210,585
28,538 Ideaya Biosciences Inc (2) 425,787
9,212 IGM Biosciences Inc (2),(3) 148,405
15,126 Imago Biosciences Inc (2) 243,529
43,922 Immunovant Inc (2) 180,959
15,183 Inari Medical Inc (2) 1,177,897
194,860 Inovio Pharmaceuticals Inc (2),(3) 385,823
19,716 Intellia Therapeutics Inc (2) 1,276,808
33,711 Iovance Biotherapeutics Inc (2) 392,733
25,050 iRhythm Technologies Inc (2) 3,873,482
20,617 iTeos Therapeutics Inc (2) 504,292
15,391 Joint Corp (2) 263,186
14,912 Keros Therapeutics Inc (2) 478,377
18,806 Krystal Biotech Inc (2) 1,364,940
74,986 MaxCyte Inc (2) 408,674
46,484 Meridian Bioscience Inc (2) 1,471,683

Shares Description (1)
Health Care (continued)
36,686 Merit Medical Systems Inc (2) $ 2,108,711
79,315 Mersana Therapeutics Inc (2) 402,127
30,059 Merus NV (2),(3) 726,827
5,282 Mesa Laboratories Inc 1,126,387
23,939 Mirati Therapeutics Inc (2) 1,541,672
7,619 ModivCare Inc (2) 760,376
19,547 Monte Rosa Therapeutics Inc (2),(3) 177,291
44,813 Myovant Sciences Ltd (2),(3) 586,154
16,108 National Research Corp 610,493
125,325 NeoGenomics Inc (2) 1,268,289
9,933 NGM Biopharmaceuticals Inc (2) 143,830
20,769 NuVasive Inc (2) 1,090,788
111,463 Nuvation Bio Inc (2),(3) 307,638
435,092 OPKO Health Inc (2) 1,026,817
11,544 Option Care Health Inc (2) 387,878
37,178 Owens & Minor Inc 1,316,473
44,587 Patterson Cos Inc 1,384,872
6,581 Pediatrix Medical Group Inc (2) 149,125
7,346 Pennant Group Inc (2) 97,996
68,167 Perrigo Co PLC 2,854,152
28,339 PetIQ Inc (2) 464,760
18,738 Phathom Pharmaceuticals Inc (2),(3) 172,577
11,890 Phibro Animal Health Corp, Class A 232,687
44,793 Point Biopharma Global Inc (2),(3) 328,781
38,648 Praxis Precision Medicines Inc (2) 136,427
23,332 Premier Inc, Class A 897,349
150,332 Project Roadrunner Parent Inc (2) 3,758,300
10,348 Prometheus Biosciences Inc (2) 441,549
24,965 Prothena Corp PLC (2) 775,413
37,487 QuidelOrtho Corp (2) 3,825,174
23,354 RAPT Therapeutics Inc (2) 430,181
28,943 Reata Pharmaceuticals Inc, Class A (2) 887,971
51,118 Recursion Pharmaceuticals Inc, Class A (2) 432,458
6,408 Relmada Therapeutics Inc (2) 164,045
19,714 Repare Therapeutics Inc (2),(3) 249,185
7,952 Repligen Corp (2) 1,696,639
24,587 Replimune Group Inc (2) 474,037
42,225 Rhythm Pharmaceuticals Inc (2),(3) 532,035
89,977 Sana Biotechnology Inc (2),(3) 601,046
29,243 Scholar Rock Holding Corp (2),(3) 200,607
103,767 Sema4 Holdings Corp (2),(3) 168,103
397,479 Senseonics Holdings Inc (2),(3) 512,748
6,243 Shockwave Medical Inc (2) 1,316,836
30,458 Signify Health Inc, Class A (2) 521,136
8,821 Simulations Plus Inc 565,867
7,592 Tandem Diabetes Care Inc (2) 502,666
32,377 Tango Therapeutics Inc (2) 132,422
58,534 Theravance Biopharma Inc (2) 514,514
15,676 Treace Medical Concepts Inc (2) 265,238
3,313 Ultragenyx Pharmaceutical Inc (2) 176,517
44,932 uniQure NV (2) 1,139,026
42,952 Varex Imaging Corp (2) 957,400
21,569 Verve Therapeutics Inc (2) 531,029
77,706 Vir Biotechnology Inc (2) 2,161,004
41,866 Xenon Pharmaceuticals Inc (2) 1,387,858
22,079 Zimvie Inc (2) 428,774
59,658 Zogenix Inc (2),(5) 40,567
Total Health Care 121,206,874

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Industrials - 17.7%
28,577 AAON Inc $ 1,719,478
72,591 ABM Industries Inc 3,254,980
101,647 ACCO Brands Corp 728,809
18,177 Acuity Brands Inc 3,315,485
29,371 Advanced Drainage Systems Inc 3,483,401
34,838 AECOM 2,508,336
25,037 AeroVironment Inc (2) 2,169,205
1,157 AGCO Corp 126,020
95,371 Allison Transmission Holdings Inc 3,993,184
16,536 Argan Inc 614,478
8,262 Armstrong World Industries Inc 738,210
4,635 ASGN Inc (2) 480,928
13,776 Atkore Inc (2) 1,367,544
65,233 Axon Enterprise Inc (2) 7,188,024
114,129 AZEK Co Inc (2) 2,360,188
41,731 Blink Charging Co (2),(3) 883,445
42,549 Boise Cascade Co 3,008,640
9,477 Curtiss-Wright Corp 1,359,381
4,103 Donaldson Co Inc 223,244
5,580 EMCOR Group Inc 649,345
7,160 Energy Recovery Inc (2) 159,167
6,754 EnPro Industries Inc 631,364
129,005 Evoqua Water Technologies Corp (2) 4,916,381
57,182 First Advantage Corp (2) 802,263
97,237 Flowserve Corp 3,290,500
86,797 FREYR Battery SA (2),(3) 866,234
32,709 FTI Consulting Inc (2) 5,349,884
37,193 GATX Corp 3,728,598
41,800 GMS Inc (2) 2,218,326
13,019 Great Lakes Dredge & Dock Corp (2) 168,336
55,100 GXO Logistics Inc (2) 2,644,800
79,931 Healthcare Services Group Inc 1,146,211
17,613 Herc Holdings Inc 2,184,364
9,009 Hubbell Inc 1,973,151
117,744 Hyliion Holdings Corp (2),(3) 462,734
8,255 IAA Inc (2) 311,461
15,703 John Bean Technologies Corp 1,763,604
26,096 Kaman Corp 803,235
93,741 KAR Auction Services Inc (2) 1,602,971
33,918 Kelly Services Inc, Class A 735,342
37,865 Korn Ferry 2,480,536
14,256 Kratos Defense & Security Solutions Inc (2) 205,144
4,672 Landstar System Inc 731,542
31,151 Luxfer Holdings PLC 509,007
47,264 ManpowerGroup Inc 3,705,970
3,015 MasTec Inc (2) 237,974
30,175 Matthews International Corp, Class A 843,391
20,541 Maxar Technologies Inc 564,467
26,185 McGrath RentCorp 2,208,967
45,429 Mercury Systems Inc (2) 2,680,765
81,732 MillerKnoll Inc 2,460,951
25,757 Montrose Environmental Group Inc (2) 1,033,371
4,970 Moog Inc, Class A 425,631
89,903 MRC Global Inc (2) 1,044,673
168,501 Mueller Water Products Inc, Class A 2,193,883
4,384 MYR Group Inc (2) 417,488
339,847 Nielsen Holdings PLC 8,139,336
190,614 Pitney Bowes Inc 623,308
57,990 Primoris Services Corp 1,354,646
7,353 Proto Labs Inc (2) 359,488
56,918 Resideo Technologies Inc (2) 1,281,224

Shares Description (1) Value
Industrials (continued)
39,922 Ryder System Inc $ 3,126,691
2,944 Saia Inc (2) 700,230
33,413 SiteOne Landscape Supply Inc (2) 4,655,433
68,307 Skillsoft Corp (2),(3) 262,299
89,564 Steelcase Inc, Class A 996,847
65,362 Stem Inc (2),(3) 740,551
17,884 Sterling Infrastructure Inc (2) 459,798
151,462 Sunrun Inc (2) 4,951,293
108,612 Toro Co 9,339,546
56,179 Trex Co Inc (2) 3,624,669
21,524 TriNet Group Inc (2) 1,775,730
70,727 Triton International Ltd 4,532,186
36,609 TrueBlue Inc (2) 792,219
54,702 TuSimple Holdings Inc, Class A (2) 544,832
82,874 Upwork Inc (2) 1,538,141
12,203 V2X Inc (2) 405,628
15,198 Veritiv Corp (2) 1,884,856
222,030 Virgin Galactic Holdings Inc (2) 1,651,903
23,888 WESCO International Inc (2) 3,053,842
240,630 WillScot Mobile Mini Holdings Corp (2) 9,290,724
50,289 Zurn Elkay Water Solutions Corp 1,455,866
Total Industrials 165,216,297
Information Technology - 14.9%
117,998 ACI Worldwide Inc (2) 3,366,483
51,404 Altair Engineering Inc, Class A (2) 3,028,210
27,620 Asana Inc, Class A (2) 533,618
17,373 Aspentech Corp (2) 3,545,656
65,747 Avaya Holdings Corp (2),(3) 59,080
4,676 Avnet Inc 223,840
22,541 Badger Meter Inc 2,168,219
80,730 Box Inc, Class A (2) 2,295,961
53,967 Bread Financial Holdings Inc 2,137,633
18,702 Cerence Inc (2) 526,835
19,085 Cirrus Logic Inc (2) 1,631,004
106,408 CommScope Holding Co Inc (2) 960,864
47,256 Concentrix Corp 6,320,963
34,780 CSG Systems International Inc 2,269,395
18,776 CTS Corp 763,808
52,451 Dolby Laboratories Inc, Class A 4,059,707
10,546 Duck Creek Technologies Inc (2) 145,535
264,172 DXC Technology Co (2) 8,347,835
158,807 E2open Parent Holdings Inc (2) 1,071,947
50,156 Envestnet Inc (2) 2,922,590
29,025 ePlus Inc (2) 1,612,919
65,832 EVERTEC Inc 2,566,790
35,912 ExlService Holdings Inc (2) 6,046,503
83,736 First Solar Inc (2) 8,304,099
2,769 Five9 Inc (2) 299,384
63,232 Flex Ltd (2) 1,062,298
37,766 Insight Enterprises Inc (2) 3,527,722
13,167 Intapp Inc (2) 199,743
32,940 InterDigital Inc 2,022,187
48,544 Itron Inc (2) 2,834,970
38,428 Jamf Holding Corp (2) 939,180
27,376 Kimball Electronics Inc (2) 602,272
38,086 KnowBe4 Inc, Class A (2) 544,249
67,416 Kulicke & Soffa Industries Inc 3,244,058
2,376 Lattice Semiconductor Corp (2) 146,124
14,163 LivePerson Inc (2) 193,183
30,377 Lumentum Holdings Inc (2) 2,747,904

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Information Technology (continued)
39,851 Methode Electronics Inc $ 1,643,455
177,770 MicroVision Inc (2),(3) 915,515
5,104 Model N Inc (2) 128,213
47,762 N-able Inc (2) 469,023
34,744 National Instruments Corp 1,320,272
3,541 nCino OpCo Inc (2),(3) 114,339
42,948 New Relic Inc (2) 2,605,655
13,655 Novanta Inc (2) 2,105,601
30,135 Nutanix Inc, Class A (2) 455,943
30,403 Olo Inc, Class A (2) 325,616
14,652 OSI Systems Inc (2) 1,416,409
29,063 PAR Technology Corp (2),(3) 1,209,602
46,568 Plantronics Inc (2) 1,852,941
6,345 Plexus Corp (2) 596,113
18,396 Power Integrations Inc 1,563,844
46,697 Progress Software Corp 2,192,891
25,466 PROS Holdings Inc (2) 620,607
38,303 Rackspace Technology Inc (2) 258,162
77,524 Ribbon Communications Inc (2) 262,806
8,828 Rogers Corp (2) 2,376,939
9,668 ShotSpotter Inc (2) 324,748
16,290 Silicon Laboratories Inc (2) 2,402,449
59,257 Sprinklr Inc, Class A (2) 671,974
23,998 SPS Commerce Inc (2) 2,874,001
75,921 Teradata Corp (2) 2,907,015
73,012 Unisys Corp (2) 1,001,725
32,966 Universal Display Corp 3,806,254
54,997 Veeco Instruments Inc (2) 1,198,935
4,384 Vishay Precision Group Inc (2) 136,693
174,179 Vontier Corp 4,493,818
30,668 WEX Inc (2) 5,097,328
68,089 Wolfspeed Inc (2) 5,671,814
117,011 Xerox Holdings Corp 2,004,398
112,512 Xperi Holding Corp 1,885,701
Total Information Technology 140,183,567
Materials - 5.1%
3,393 AptarGroup Inc 365,630
82,973 Arconic Corp (2) 2,506,614
99,006 Avient Corp 4,272,109
151,967 Axalta Coating Systems Ltd (2) 3,832,608
92,558 Coeur Mining Inc (2) 297,111
30,451 Commercial Metals Co 1,206,469
36,852 Compass Minerals International Inc 1,372,000
47,125 Glatfelter Corp 289,347
11,811 Graphic Packaging Holding Co 262,795
2,625 Greif Inc, Class B 183,277
20,770 Hawkins Inc 825,608
5,295 HB Fuller Co 339,939
27,535 Ingevity Corporation (2) 1,847,599
4,745 Innospec Inc 483,990
23,136 Koppers Holdings Inc 544,621
144,608 Livent Corp (2) 3,599,293
92,487 Louisiana-Pacific Corp 5,884,948
22,033 Materion Corp 1,805,384
34,276 Reliance Steel & Aluminum Co 6,521,009
2,548 Royal Gold Inc 266,954
14,014 Ryerson Holding Corp 383,984
33,052 Sensient Technologies Corp 2,841,811
32,185 Trinseo PLC 1,151,257

Shares Description (1) Value
Materials (continued)
194,015 Valvoline Inc $ 6,251,163
Total Materials 47,335,520
Real Estate - 8.4%
65,594 Alexander & Baldwin Inc 1,305,977
45,291 Anywhere Real Estate Inc (2) 449,740
10,551 Armada Hoffler Properties Inc 149,613
23,092 Brandywine Realty Trust 215,910
45,221 Brixmor Property Group Inc 1,048,223
51,860 CatchMark Timber Trust Inc, Class A 582,907
46,379 City Office REIT Inc 653,944
87,555 Cousins Properties Inc 2,701,072
88,677 CubeSmart 4,067,614
24,492 Cushman & Wakefield PLC (2) 411,465
228,043 DigitalBridge Group Inc (2) 1,249,676
76,908 Douglas Emmett Inc 1,818,105
88,156 Easterly Government Properties Inc 1,786,922
152,975 Empire State Realty Trust Inc, Class A 1,304,877
23,294 Federal Realty OP LP 2,460,079
4,393 Highwoods Properties Inc 156,259
7,119 Howard Hughes Corp (2) 504,666
28,306 Hudson Pacific Properties Inc 425,722
61,042 iStar Inc 1,020,012
117,934 JBG SMITH Properties 3,000,241
134,228 Kennedy-Wilson Holdings Inc 2,773,150
113,489 Kilroy Realty Corp 6,148,834
124,442 Kite Realty Group Trust 2,475,151
51,065 Life Storage Inc 6,428,573
308,633 LXP Industrial Trust 3,385,704
165,220 Macerich Co 1,752,984
23,655 Marcus & Millichap Inc 967,963
131,923 Outfront Media Inc 2,435,299
210,442 Park Hotels & Resorts Inc 3,280,791
12,153 Piedmont Office Realty Trust Inc, Class A 167,225
74,923 PotlatchDeltic Corp 3,673,475
97,164 Rexford Industrial Realty Inc 6,355,497
22,188 Ryman Hospitality Properties Inc (2) 1,964,525
60,174 SL Green Realty Corp 2,987,639
34,958 St Joe Co 1,468,935
21,802 Tejon Ranch Co (2) 360,169
255,696 Uniti Group Inc 2,549,289
28,197 Veris Residential Inc (2) 393,348
93,634 Washington Real Estate Investment Trust 2,075,866
122,445 Xenia Hotels & Resorts Inc (2) 2,010,547
Total Real Estate 78,967,988
Utilities - 2.3%
37,627 Clearway Energy Inc, Class A 1,299,260
88,439 Clearway Energy Inc, Class C 3,320,000
90,380 NextEra Energy Partners LP 7,478,041
49,575 ONE Gas Inc 4,210,900
38,764 Ormat Technologies Inc 3,354,637
109,760 Sunnova Energy International Inc (2) 2,855,955
Total Utilities 22,518,793
Total Long-Term Investments (cost $973,350,296) 936,067,744

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.5%
MONEY MARKET FUNDS - 1.5%
14,206,185 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
2.300%(7) $ 14,206,185
Total Investments Purchased with Collateral from Securities Lending (cost $14,206,185) $ 14,206,185
Total Investments (cost $ 987,556,481 ) - 101 .4% 950,273,929
Other Assets Less Liabilities - (1.4)% (13,243,820)
Net Assets - 100% $ 937,030,109
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 936,018,456 $ 40,567 $ 8,721 $ 936,067,744
Investments Purchased with Collateral from
Securities Lending 14,206,185 – – 14,206,185
Total
$ 950,224,641 $ 40,567 $ 8,721 $ 950,273,929
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,417,533.
(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5) For fair value measurement disclosure purposes, investment classified as Level 2.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust